Financial Instruments (Derivative Listings) (Details)	12 Months Ended
	Dec. 31, 2014 Interest Rate Swap One [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Two [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Three [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Four [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Five [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Six [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Seven [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Eight [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Nine [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Ten [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Eleven [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twelve [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Thirteen [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Fourteen [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Fifteen [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Sixteen [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Seventeen [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Eighteen [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Nineteen [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twenty [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twentyone [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twentytwo [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twentythree [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twentyfour [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twentyfive [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twentysix [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twentyseven [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twentyeight [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Twentynine [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Thirty [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Thirtyone [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Thirtytwo [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Thirtythree [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Thirtyfour [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Thirtyfive [Member] USD ($)	Dec. 31, 2014 Commodity Contract One [Member] UNITED STATES gal	Dec. 31, 2014 Commodity Contract Two [Member] UNITED STATES gal	Dec. 31, 2014 Commodity Contract Three [Member] Canada l
Derivative [Line Items]
Date entered	Aug. 30, 2013	Aug. 30, 2013	Sep. 06, 2013	Sep. 06, 2013	Sep. 06, 2013	Sep. 06, 2013	Sep. 19, 2013	Sep. 19, 2013	Sep. 24, 2013	Sep. 24, 2013	Oct. 21, 2013	Oct. 21, 2013	Oct. 25, 2013	Oct. 25, 2013	Nov. 05, 2013	Nov. 05, 2013	Dec. 11, 2013	Dec. 11, 2013	Dec. 30, 2013	Dec. 30, 2013	Dec. 30, 2013	Dec. 30, 2013	Dec. 30, 2013	Mar. 04, 2014	Mar. 04, 2014	Mar. 04, 2014	Mar. 04, 2014	Mar. 17, 2014	Mar. 17, 2014	Mar. 17, 2014	Mar. 17, 2014	Mar. 17, 2014	Mar. 28, 2014	Mar. 28, 2014	Jul. 24, 2014	Jun. 21, 2012	Jun. 01, 2012	Jun. 04, 2012
Notional amount (per month)																																				150,000	150,000	520,000
Diesel rate paid																																				3.62	3.72	0.57
Diesel rate received variable																																				Diesel Fuel Index	Diesel Fuel Index	NYMEX WTI Index
Effective date	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Oct. 31, 2013	Oct. 31, 2013	Oct. 31, 2013	Oct. 31, 2013	Nov. 07, 2013	Nov. 07, 2013	Dec. 13, 2013	Dec. 13, 2013	Jan. 02, 2014	Jan. 02, 2014	Jan. 02, 2014	Jan. 02, 2014	Jan. 02, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Jul. 31, 2014	Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2015
Expiration date	Sep. 29, 2023	Sep. 29, 2023	Sep. 30, 2016	Sep. 30, 2016	Sep. 28, 2018	Sep. 28, 2018	Sep. 30, 2020	Sep. 30, 2020	Sep. 28, 2018	Sep. 28, 2018	Sep. 28, 2018	Sep. 28, 2018	Sep. 29, 2023	Sep. 29, 2023	Sep. 28, 2018	Sep. 28, 2018	Sep. 30, 2020	Sep. 30, 2020	Sep. 29, 2023	Sep. 30, 2016	Sep. 30, 2016	Sep. 28, 2018	Sep. 28, 2018	Mar. 31, 2021	Mar. 28, 2024	Mar. 31, 2021	Mar. 28, 2024	Mar. 29, 2019	Mar. 29, 2019	Mar. 31, 2021	Mar. 31, 2021	Mar. 28, 2024	Sep. 30, 2018	Mar. 31, 2017	Jun. 28, 2024	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015
Notional amount	$ 35,000,000	$ 40,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 15,000,000	$ 20,000,000	$ 25,000,000	$ 25,000,000	$ 20,000,000	$ 20,000,000	$ 10,000,000	$ 15,000,000	$ 15,000,000	$ 15,000,000	$ 30,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 30,000,000	$ 35,000,000	$ 25,000,000	$ 20,000,000
Fixed interest rate (plus applicable margin)	2.97%	2.96%	1.10%	1.10%	1.95%	1.95%	2.30%	2.30%	1.60%	1.60%	1.51%	1.53%	2.65%	2.64%	1.50%	1.50%	2.18%	2.17%	2.96%	0.75%	0.79%	1.62%	1.66%	2.25%	2.26%	2.25%	2.78%	1.67%	1.67%	2.27%	2.26%	2.79%	1.64%	1.03%	2.65%
Variable interest rate received	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%